Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings
Equity attributable to owners of parent at Dec. 31, 2016	€ 6,461	€ 5	€ 114	€ 287	€ (419)	€ 6,474
Profit after taxes	445					445
Other comprehensive income / (expense)	(66)				(66)
Total comprehensive income	379				(66)	445
Issuances of shares	10		10
Equity-settled share-based payment expense	5					5
Share-based payment tax benefits	12					12
Dividends	(287)					(287)
Equity attributable to owners of parent at Jun. 30, 2017	6,580	5	124	287	(485)	6,649
Equity attributable to owners of parent at Dec. 31, 2017	6,685	5	127	287	(503)	6,769
Profit after taxes	417					417
Other comprehensive income / (expense)	(18)				(18)
Total comprehensive income	399				(18)	417
Issuances of shares	8		8
Equity-settled share-based payment expense	7					7
Share-based payment tax benefits	(16)					(16)
Dividends	(253)					(253)
Equity attributable to owners of parent at Jun. 29, 2018	€ 6,830	€ 5	€ 135	€ 287	€ (521)	€ 6,924